                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549



                                   FORM N-Q


            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number: 811-242


                          IXIS Advisor Funds Trust II
--------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)


               399 Boylston Street, Boston, Massachusetts 02116
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


                          Coleen Downs Dinneen, Esq.
                   IXIS Asset Management Distributors, L.P.
                              399 Boylston Street


                          Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                    (Name and address of agent for service)


Registrant's telephone number, including area code: (617) 449-2810


Date of fiscal year end: September 30


Date of reporting period: June 30, 2006

ITEM 1 SCHEDULE OF INVESTMENTS

 Loomis Sayles Massachusetts Tax Free Income Fund -- PORTFOLIO OF INVESTMENTS

Investments as of June 30, 2006 (Unaudited)


Principal
 Amount    Description                                             Value (a)(e)
---------  -----------                                             ------------
Tax Exempt Obligations -- 98.3% of Total Net Assets
           Highlands County, FL, Health Facilities Authority --
             1.4%
$1,000,000 Adventis Health System, 5.875%, 11/15/2029............. $ 1,058,920
                                                                   -----------
           Martha's Vineyard, MA -- 1.4%
 1,000,000 Land Bank Revenue, 5.000%, 5/01/2032 (AMBAC insured)...   1,019,600
                                                                   -----------
           Massachusetts -- 6.3%
 4,000,000 State Refunding Series A, 6.500%, 11/01/2014 (AMBAC
             insured).............................................   4,646,160
                                                                   -----------
           Massachusetts Bay Transportation Authority -- 4.8%
   750,000 Series A, 5.000%, 7/01/2032............................     790,388
   630,000 Series A, Unrefunded, 5.250%, 7/01/2030................     651,937
 2,000,000 Series C, 5.000%, 7/01/2028............................   2,060,040
                                                                   -----------
                                                                     3,502,365
                                                                   -----------
           Massachusetts Development Finance Agency -- 16.9%
 2,000,000 Cambridge Street Development Series A, 5.125%,
             2/01/2034 (MBIA insured).............................   2,057,940
 1,000,000 Hampshire College, 5.625%, 10/01/2024..................   1,040,320
 4,000,000 Mount Holyoke College, 5.250%, 7/01/2031...............   4,159,800
 2,800,000 Refunding Springfield Resource Recovery-A, 5.625%,
             6/01/2019............................................   2,891,084
 1,100,000 Visual and Performing Arts, 6.000%, 8/01/2021..........   1,267,332
 1,000,000 WGBH Educational Foundation Series A, 5.375%,
             1/01/2042 (AMBAC insured)............................   1,076,200
                                                                   -----------
                                                                    12,492,676
                                                                   -----------
           Massachusetts Health & Educational Facilities
             Authority -- 35.2%
 1,160,000 Baystate Medical Center Series F, 5.700%, 7/01/2027....   1,201,551
 2,000,000 Boston University, 5.000%, 10/01/2039..................   2,026,800
 2,200,000 Catholic Health East, 5.500%, 11/15/2032...............   2,278,518
 3,000,000 Harvard University Series N, 6.250%, 4/01/2020.........   3,584,550
 2,845,000 Nichols College Series C, 6.000%, 10/01/2017...........   2,968,615
 2,000,000 Partners Healthcare Systems Series B,..................
             5.250%, 7/01/2029....................................   2,056,160
 2,500,000 Partners Healthcare Systems Series C,..................
             5.750%, 7/01/2021....................................   2,672,050
 1,500,000 Tufts University Series I, 5.250%, 2/15/2030...........   1,557,030
 1,000,000 University of Massachusetts Project Series C, 5.250%,
             10/01/2031 (MBIA insured)............................   1,046,400
 2,000,000 University of Massachusetts Series C, 5.125%,
             10/01/2034 (FGIC insured)............................   2,069,380
 2,000,000 Wellesley College Series F, 5.125%, 7/01/2039..........   2,044,500
 1,315,000 Wheaton College Series E, 5.000%, 7/01/2017............   1,356,909
 1,030,000 Williams College Series H, 5.000%, 7/01/2017...........   1,073,734
                                                                   -----------
                                                                    25,936,197
                                                                   -----------
           Massachusetts Housing Finance Agency -- 0.5%
   340,000 Single Family Mortgage Series 21, 7.125%, 6/01/2025....     342,434
                                                                   -----------
           Massachusetts Port Authority -- 4.1%
 1,750,000 Delta Air Lines, Inc. Project Series A, 5.500%,
             1/01/2019 (AMBAC insured)............................   1,802,500
 1,200,000 Series A, 5.000%, 7/01/2033 (MBIA insured).............   1,218,360
                                                                   -----------
                                                                     3,020,860
                                                                   -----------
           Massachusetts Water Resources Authority -- 6.5%
 1,000,000 General Series A, 5.250%, 8/01/2020 (MBIA insured).....   1,067,490
 3,240,000 Series A, 6.500%, 7/15/2019 (FGIC insured).............   3,792,582
                                                                   -----------
                                                                     4,860,072
                                                                   -----------
           Michigan Hospital Finance Authority -- 2.2%
 1,500,000 Oakwood Obligated Group, 5.500%, 11/01/2017............   1,585,860
                                                                   -----------
           New England Education Loan Marketing -- 4.2%
 3,000,000 Student Loan Revenue Bond Sub-Issue H, 6.900%,
             11/01/2009...........................................   3,107,160
                                                                   -----------
           New Jersey Economic Development Authority -- 2.3%
 1,610,000 Series A, 5.625%, 6/15/2018............................   1,676,445
                                                                   -----------
           New Jersey Transportation Trust Fund Authority -- 1.5%
 1,000,000 Series A, 5.500%, 12/15/2023...........................   1,094,480
                                                                   -----------
           Puerto Rico Commonwealth Aqueduct & Sewer Authority --
             4.5%
 3,000,000 Aqueduct & Sewer Authority, 6.250%, 7/01/2013..........   3,326,880
                                                                   -----------
           Puerto Rico Public Finance Corp. -- 4.3%
 3,000,000 Commonwealth Appropriation Series A, 5.750%,
             8/01/2027(c).........................................   3,172,230
                                                                   -----------
           University of Massachusetts Building Authority -- 2.2%
 1,500,000 SR - Series 1, 5.250%, 11/01/2028 (AMBAC insured)......   1,608,030
                                                                   -----------
           Total Tax Exempt Obligations (Identified Cost
             $69,791,876).........................................  72,450,369
                                                                   -----------

 Loomis Sayles Massachusetts Tax Free Income Fund -- PORTFOLIO OF INVESTMENTS
                                  (CONTINUED)

Investments as of June 30, 2006 (Unaudited)


Principal
 Amount   Description                                               Value (a)(e)
--------- -----------                                               ------------
Short-Term Investments -- 0.5%
$353,435  Tri-Party Repurchase Agreement with Fixed Income
            Clearing Corporation, dated 6/30/2006 at 3.45% to be
            repurchased at $353,537 on 7/03/2006, collateralized
            by $325,000 U.S. Treasury Bond, 6.25% due 8/15/2023
            valued at $363,450(d) (Identified Cost $353,435)....... $   353,435
                                                                    -----------
          Total Investments -- 98.8% (Identified Cost
            $70,145,311)(b)........................................  72,803,804
          Other assets less liabilities--1.2%......................     893,214
                                                                    -----------
          Net Assets -- 100%....................................... $73,697,018
                                                                    ===========

--------
(a) Debt securities for which market quotations are readily available (other than short-term obligations with a remaining maturity of less than sixty days) are generally valued at market price on the basis of valuations furnished to the Fund by a pricing service recommended by the investment adviser's pricing committee and approved by the Board of Trustees, which service determines valuations for normal, institutional size-trading units of such securities using market information, transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders. Broker-dealer bid quotations may also be used to value debt and equity securities where a pricing service does not a price a security or where a pricing service does not provide a reliable price for the security. Equity securities for which market quotations are readily available are valued at market value, as reported by pricing services recommended by the investment adviser's pricing committee and approved by the Board of Trustees. Such pricing services generally use the security's last sale price on the exchange or market where primarily traded or, if there is no reported sale during the day, the closing bid price. Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price ("NOCP"), or if lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market. Short-term obligations with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund's investment adviser using consistently applied procedures under the general supervision of the Board of Trustees. Investments in other open-end investment companies are valued at the net asset value each day. Security transactions are accounted for on trade date.

(b) Federal Tax Information (Amounts exclude certain adjustments made at the end of the Fund's fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Accretion of market discount on debt securities is excluded for tax purposes.):

    At June 30, 2006, the net unrealized appreciation on investments based on cost of $70,144,729 for federal income tax purposes was as follows:

     Aggregate gross unrealized appreciation for all
       investments in which there is an excess of value over
       tax cost................................................ $2,876,312
     Aggregate gross unrealized depreciation for all
       investments in which there is an excess over tax cost
       value...................................................   (217,237)
                                                                ----------
     Net unrealized appreciation............................... $2,659,075
                                                                ==========

    At September 30, 2005, the Fund had a capital loss carryover of approximately $2,423,984 of which $1,149,888 expires on September 30, 2007, $116,500 expires on September 30, 2008, $1,003,440 expires on September 30, 2010 and $154,156 expires on September 30, 2013. These amounts may be available to offset future realized capital gains, if any, to the extent provided by regulations.

(c) Variable rate security whose interest rate varies with changes in a designated base rate (such as the prime interest rate) on a specified date (such as coupon date or interest payment date).

(d) The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 102% of the repurchase price, including interest. The repurchase agreements are tri-party arrangements whereby the collateral is held at the custodian bank in a segregated account for the benefit of the Fund and the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities.

(e) The Fund primarily invests in debt obligations issued by the Commonwealth of Massachusetts and its political subdivisions, agencies and public authorities to obtain funds for various public purposes. The Fund is more susceptible to factors adversely affecting issuers of Massachusetts municipal securities than is a comparable municipal bond fund that is not so concentrated. Uncertain economic and fiscal conditions may affect the ability of issuers of Massachusetts municipal securities to meet their financial obligations. At June 30, 2006, the Fund had the following concentrations by revenue source in excess of 10% as a percentage of the Fund's net assets: Colleges and Universities 32.8%, Hospital 11.1%, Water & Sewer 11.1% and State General Obligation 10.6%. The Fund had investments in securities of issuers insured by

 Loomis Sayles Massachusetts Tax Free Income Fund -- Portfolio of Investments
                                  (continued)

Investments as of June 30, 2006 (Unaudited)

     American Municipal Bond Assurance Corporation (AMBAC), Financial Guaranty Insurance Company (FGIC) and Municipal Bond Investors Assurance Corporation (MBIA) which aggregated 13.8%, 8.0%, and 7.3% of its net assets, respectively, at June 30, 2006.

AMBAC American Municipal Bond Assurance Corporation

FGIC  Financial Guarantee Insurance Company

MBIA  Municipal Bond Investors Assurance Corporation

ITEM 2. CONTROLS AND PROCEDURES.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

(a)(1) Certification for the principal executive officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

(a)(2) Certification for the principal financial officer as required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended filed herewith.

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    IXIS Advisor Funds Trust II

                                    By:    /s/ John T. Hailer
                                           -----------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 23, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    By:    /s/ John T. Hailer
                                           ---------------------------------
                                    Name:  John T. Hailer
                                    Title: President and Chief Executive Officer
                                    Date:  August 23, 2006

                                    By:    /s/ Michael C. Kardok
                                           ---------------------------------
                                    Name:  Michael C. Kardok
                                    Title: Treasurer
                                    Date:  August 23, 2006